UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 15, 2004


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 85


Form 13F Information Table Value Total: $94,017





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      412     9725 SH       SOLE                     9275               450
Altria Group                   COM              02209S103     1478    31425 SH       SOLE                    28475              2950
American Int'l Group           COM              026874107     1043    15345 SH       SOLE                    15120               225
Amkor Technology               COM              031652100       47    13000 SH       SOLE                     8000              5000
Arrow International            COM              042764100      750    25100 SH       SOLE                    17700              7400
Berkshire Hathaway A           COM              084670108     4766       55 SH       SOLE                       44                11
Berkshire Hathaway B           COM              084670207     5535     1928 SH       SOLE                     1756               172
Block (H&R)                    COM              093671105     1580    31975 SH       SOLE                    30725              1250
Burlington Resources           COM              122014103     1081    26500 SH       SOLE                    23400              3100
Cablevision Systems            COM              12686C109     1037    51120 SH       SOLE                    43404              7716
Carpenter Technology           COM              144285103      215     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     1630    36936 SH       SOLE                    29177              7759
Coca-Cola Co.                  COM              191216100      616    15370 SH       SOLE                    14395               975
Comcast A SPCL                 COM              20030N200      764    27350 SH       SOLE                    24600              2750
Comcast Corp. A                COM              20030N101      237     8387 SH       SOLE                     8387
Costco Wholesale               COM              22160K105     1276    30750 SH       SOLE                    30550               200
Diageo PLC ADR                 COM              25243Q205      796    15784 SH       SOLE                    14284              1500
Dover Corp.                    COM              260003108     2900    74610 SH       SOLE                    68460              6150
Dress Barn                     COM              261570105      335    19200 SH       SOLE                    16200              3000
Dupont (E.I.)                  COM              263534109      257     6000 SH       SOLE                     2400              3600
El Paso Corp.                  COM              28336L109      184    20000 SH       SOLE                    20000
Ethan Allen                    COM              297602104      727    20935 SH       SOLE                    20460               475
Exxon Mobil                    COM              30231G102     2918    60372 SH       SOLE                    48594             11778
Federal Signal                 COM              313855108      243    13100 SH       SOLE                    12100              1000
Fifth Third Bancorp            COM              316773100      225     4575 SH       SOLE                     4025               550
Freddie Mac                    COM              313400301     1073    16450 SH       SOLE                    13775              2675
Fulton Financial               COM              360271100     1447    67613 SH       SOLE                    65336              2277
Gannett Co.                    COM              364730101     1066    12728 SH       SOLE                    12728
General Electric               COM              369604103      868    25850 SH       SOLE                    24250              1600
Genuine Parts                  COM              372460105      470    12250 SH       SOLE                    10650              1600
Grey Global Group              COM              39787M108      338      340 SH       SOLE                      310                30
HCA, Inc.                      COM              404119109     1542    40425 SH       SOLE                    35225              5200
Harley Davidson                COM              412822108      860    14475 SH       SOLE                    13000              1475
Hasbro, Inc.                   COM              418056107      553    29425 SH       SOLE                    16225             13200
Hershey Foods                  COM              427866108      697    14920 SH       SOLE                    10320              4600
Hillenbrand Ind.               COM              431573104     1193    23600 SH       SOLE                    19300              4300
IAC/InterActive Corp           COM              45840Q101      575    26130 SH       SOLE                    24180              1950
Int'l Business Machines        COM              459200101      238     2775 SH       SOLE                     2775
Interpublic Group              COM              460690100      238    22500 SH       SOLE                    22500
J & J Snack Foods              COM              466032109      247     5750 SH       SOLE                     5750
Johnson & Johnson              COM              478160104     1839    32650 SH       SOLE                    30850              1800
Kroger Company                 COM              501044101      548    35300 SH       SOLE                    33300              2000
Laboratory Corp                COM              50540R409      600    13725 SH       SOLE                    12025              1700
Liberty Media Corp.            COM              530718105     2647   303563 SH       SOLE                   257249             46314
Liberty Media Intrnl A         COM              530719103      595    17830 SH       SOLE                    15116              2714
Lindsay Mfg.                   COM              535555106      223     8300 SH       SOLE                     8300
Lockheed Martin                COM              539830109      396     7100 SH       SOLE                     6600               500
Loews Corp.                    COM              540424108      551     9420 SH       SOLE                     9420
MCI Inc.                       COM              552691107      646    38550 SH       SOLE                    34050              4500
Manpower, Inc.                 COM              56418H100      547    12300 SH       SOLE                    11300              1000
Marathon Oil                   COM              565849106      724    17550 SH       SOLE                    17550
Martin Marietta Matrls.        COM              573284106     2783    61475 SH       SOLE                    53525              7950
Mattel, Inc.                   COM              577081102      252    13875 SH       SOLE                    11375              2500
McKesson Corp.                 COM              58155Q103      287    11200 SH       SOLE                    10100              1100
Medical Services Intl          COM              58463C101        4  1000000 SH       SOLE                  1000000
Mohawk Industries              COM              608190104     2634    33180 SH       SOLE                    31055              2125
Monpelier Re Holdings          COM              G62185106      768    20950 SH       SOLE                    18625              2325
Nat'l Penn Bancshares          COM              637138108      423    13231 SH       SOLE                    11079              2152
Neiman Marcus A                COM              640204202      650    11300 SH       SOLE                    10300              1000
Nestle Reg ADR                 COM              641069406     2950    51520 SH       SOLE                    46420              5100
Newell Rubbermaid              COM              651229106      565    28175 SH       SOLE                    24875              3300
PepsiCo, Inc.                  COM              713448108      394     8100 SH       SOLE                     7900               200
Pfizer, Inc.                   COM              717081103     2644    86398 SH       SOLE                    69948             16450
Procter & Gamble               COM              742718109      298     5512 SH       SOLE                     5512
Progressive Corp.              COM              743315103     7216    85145 SH       SOLE                    70870             14275
Pulitzer, Inc.                 COM              745769109      207     4200 SH       SOLE                     4200
Respironics Inc.               COM              761230101      214     4000 SH       SOLE                     4000
Schering Plough                COM              806605101      236    12400 SH       SOLE                    11000              1400
Scripps (E.W.) Co.             COM              811054204      695    14550 SH       SOLE                    13550              1000
Sovereign Bancorp              COM              845905108     1568    71874 SH       SOLE                    71874
T J X Companies                COM              872540109     3923   177975 SH       SOLE                   156925             21050
Telephone & Data Sys.          COM              879433100      899    10675 SH       SOLE                     9775               900
Thor Industries                COM              885160101      663    25050 SH       SOLE                    23250              1800
Tiffany & Company              COM              886547108      585    19015 SH       SOLE                    17090              1925
Time Warner                    COM              887317105      611    37879 SH       SOLE                    35879              2000
Transatlantic Holdings         COM              893521104      350     6435 SH       SOLE                     6092               343
Tyco International             COM              902124106     1208    39400 SH       SOLE                    33550              5850
United Health Group            COM              91324P102      236     3200 SH       SOLE                     2400               800
Unitrin, Inc.                  COM              913275103      754    18150 SH       SOLE                    12150              6000
Verizon Communications         COM              92343V104     1587    40297 SH       SOLE                    36060              4237
Viacom Inc. Class B            COM              925524308      775    23092 SH       SOLE                    21667              1425
Wachovia Corp.                 COM              929903102     1473    31370 SH       SOLE                    31370
Washington Post Cl B           COM              939640108     1626     1767 SH       SOLE                     1602               165
Waste Management               COM              94106L109     1277    46700 SH       SOLE                    45000              1700
Wells Fargo                    COM              949746101     1487    24934 SH       SOLE                    24734               200